Notes Payable - Unsecured Notes Redemption Prices Expressed as Percentages of Principal Amount (Detail)	12 Months Ended
Dec. 31, 2013
6.50% Unsecured Senior Notes [Member] | 2015 [Member]
Early Redemption Options On Unsecured Notes [Line Items]
Unsecured Notes Redemption Price in Percentage	104.88%
6.50% Unsecured Senior Notes [Member] | 2016 [Member]
Early Redemption Options On Unsecured Notes [Line Items]
Unsecured Notes Redemption Price in Percentage	103.25%
6.50% Unsecured Senior Notes [Member] | 2017 [Member]
Early Redemption Options On Unsecured Notes [Line Items]
Unsecured Notes Redemption Price in Percentage	101.63%
6.50% Unsecured Senior Notes [Member] | 2018 and Thereafter [Member]
Early Redemption Options On Unsecured Notes [Line Items]
Unsecured Notes Redemption Price in Percentage	100.00%
6.125% Unsecured Senior Notes [Member] | 2017 [Member]
Early Redemption Options On Unsecured Notes [Line Items]
Unsecured Notes Redemption Price in Percentage	104.59%
6.125% Unsecured Senior Notes [Member] | 2018 [Member]
Early Redemption Options On Unsecured Notes [Line Items]
Unsecured Notes Redemption Price in Percentage	103.06%
6.125% Unsecured Senior Notes [Member] | 2019 [Member]
Early Redemption Options On Unsecured Notes [Line Items]
Unsecured Notes Redemption Price in Percentage	101.53%
6.125% Unsecured Senior Notes [Member] | 2020 and Thereafter [Member]
Early Redemption Options On Unsecured Notes [Line Items]
Unsecured Notes Redemption Price in Percentage	100.00%